SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and Risk (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) customer	Jun. 30, 2024 USD ($) customer	Dec. 31, 2024
Related party transaction [Line items]
Related party transactions | $	$ 17,854	$ 9,590
Number of customer | customer	0	0
Revenue Benchmark | Customer Concentration Risk | Geely Group
Related party transaction [Line items]
Concentration risk (as a percent)	93.73%		78.67%
Accounts receivable | Credit concentration | Geely Group
Related party transaction [Line items]
Concentration risk (as a percent)	62.82%		37.72%
Purchases | Supplier concentration | Geely Group
Related party transaction [Line items]
Concentration risk (as a percent)	48.76%	69.70%
Accounts Payable | Supplier concentration | Geely Group
Related party transaction [Line items]
Concentration risk (as a percent)	55.72%		60.39%